Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Schedule of financial assets and financial liabilities measured at fair value on a recurring basis

	June 30, 2012
(In thousands)	Level 1		Level 2	Level 3	Total

Assets
Marketable Securities
Domestic corporate debt securities	$		$2,512	$	$2,512
Domestic corporate commercial paper			21,245		21,245
U.S Government Securities			3,285		3,285
Stock dividend asset				3,706	3,706
		$—	$27,042	$3,706	$30,748

	June 30, 2012
(In thousands)	Level 1	Level 2	Level 3	Total

Liabilities
Warrant liability	$—	$—	$862	$862
Other liability			17,456	17,456

	$—	$—	$18,318	$18,318

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$5,003	$—	$—	$5,003
Money market	20,125	—	—	20,125
Marketable securities:
Domestic corporate debt securities	—	10,254	—	10,254
Domestic orporate commercial paper	—	18,998	—	18,998
U.S. government securities	—	2,328	—	2,328
Stock dividend asset	—	—	3,379	3,379

	$25,128	$31,580	$3,379	$60,087

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Liabilities
Warrant liability	$—	$—	$450	$450
Other liability	—	—	10,470	10,470

	$—	$—	$10,920	$10,920

	December 31, 2010
	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$10,582	$—	$—	$10,582
Marketable securities:
Domestic corporate debt securities	—	5,020	—	5,020
Domestic corporate commercial paper	—	2,949	—	2,949

	$10,582	$7,969	$—	$18,551

Rollforward of fair value of assets determined by Level 3 inputs

(In thousands)
Balance at January 1, 2012	$3,379
Reductions	(173)
Change in fair value	500
Balance at June 30, 2012	$3,706

Balance at January 1, 2011	$—
Additions	3,482
Change in fair value	(103)

Balance at September 30, 2011	$3,379

Fair value of liabilities determined by Level 3 inputs

(In thousands)
Balance at January 1, 2012	$10,920
Additions	5,714
Change in fair value	1,684
Balance at June 30, 2012	$18,318

Balance at January 1, 2011	$—
Additions	10,759
Change in fair value	161

Balance at September 30, 2011	$10,920